Loans and Allowance for Credit Losses - Summary of Changes in Allowance for Loan Losses by Loan Category (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 97,787	$ 97,787	$ 113,031
Charge-offs		(4,831)	(9,002)
Recoveries		4,244	3,444
Provision (release)		17,925	(9,686)	$ 38,800
Ending balance		142,211	97,787	113,031
Total allowance for loan losses by group		142,211	97,787	113,031
Collectively evaluated for impairment			93,271
Financing receivable, accrued interest, before allowance for credit loss		45,200
Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	27,086	27,086
Ending balance			27,086
Total allowance for loan losses by group			27,086
Collectively evaluated for impairment	100
Other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	242	242	494
Charge-offs		0	0
Recoveries		0	0
Provision (release)		0	(252)
Ending balance		0	242	494
Total allowance for loan losses by group		0	242	494
Collectively evaluated for impairment			242
Other | Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(242)	(242)
Ending balance			(242)
Total allowance for loan losses by group			(242)
Commercial Portfolio Segment | Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	18,018	18,018	26,617
Charge-offs		(269)	(1,558)
Recoveries		1,322	935
Provision (release)		(3,745)	(7,976)
Ending balance		26,859	18,018	26,617
Total allowance for loan losses by group		26,859	18,018	26,617
Collectively evaluated for impairment			16,473
Commercial Portfolio Segment | Commercial and industrial | Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	11,533	11,533
Ending balance			11,533
Total allowance for loan losses by group			11,533
Commercial Portfolio Segment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	52,373	52,373	54,569
Charge-offs		0	(247)
Recoveries		91	4
Provision (release)		8,921	(1,953)
Ending balance		54,730	52,373	54,569
Total allowance for loan losses by group		54,730	52,373	54,569
Collectively evaluated for impairment			52,075
Commercial Portfolio Segment | Commercial real estate | Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(6,655)	(6,655)
Ending balance			(6,655)
Total allowance for loan losses by group			(6,655)
Commercial Portfolio Segment | Commercial construction
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2,585	2,585	4,553
Charge-offs		0	0
Recoveries		0	0
Provision (release)		3,015	(1,968)
Ending balance		7,085	2,585	4,553
Total allowance for loan losses by group		7,085	2,585	4,553
Collectively evaluated for impairment			2,585
Commercial Portfolio Segment | Commercial construction | Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,485	1,485
Ending balance			1,485
Total allowance for loan losses by group			1,485
Commercial Portfolio Segment | Business banking
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	10,983	10,983	13,152
Charge-offs		(2,292)	(5,091)
Recoveries		2,069	1,524
Provision (release)		(731)	1,398
Ending balance		16,189	10,983	13,152
Total allowance for loan losses by group		16,189	10,983	13,152
Collectively evaluated for impairment			10,533
Commercial Portfolio Segment | Business banking | Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6,160	6,160
Ending balance			6,160
Total allowance for loan losses by group			6,160
Residential Portfolio Segment | Residential real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	6,556	6,556	6,435
Charge-offs		0	(35)
Recoveries		94	122
Provision (release)		7,990	34
Ending balance		28,129	6,556	6,435
Total allowance for loan losses by group		28,129	6,556	6,435
Collectively evaluated for impairment			4,764
Residential Portfolio Segment | Residential real estate | Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13,489	13,489
Ending balance			13,489
Total allowance for loan losses by group			13,489
Consumer Portfolio Segment | Consumer home equity
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3,722	3,722	3,744
Charge-offs		(1)	(24)
Recoveries		24	185
Provision (release)		852	(183)
Ending balance		6,454	3,722	3,744
Total allowance for loan losses by group		6,454	3,722	3,744
Collectively evaluated for impairment			3,452
Consumer Portfolio Segment | Consumer home equity | Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,857	1,857
Ending balance			1,857
Total allowance for loan losses by group			1,857
Consumer Portfolio Segment | Other consumer
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3,308	3,308	3,467
Charge-offs		(2,269)	(2,047)
Recoveries		644	674
Provision (release)		1,623	1,214
Ending balance		2,765	3,308	3,467
Total allowance for loan losses by group		2,765	3,308	$ 3,467
Collectively evaluated for impairment			3,147
Consumer Portfolio Segment | Other consumer | Cumulative effect accounting adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ (541)	$ (541)
Ending balance			(541)
Total allowance for loan losses by group			$ (541)